COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

23.COMMITMENTS AND CONTINGENCIES

(a)       Operating lease commitments

The Group has entered into lease agreements for certain hotels which it operates. Such leases are classified as operating leases.

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2016 were as follows:

Year Ending December 31,
2017	1,956,958
2018	1,939,120
2019	1,906,911
2020	1,840,032
2021	1,722,612
Thereafter	9,688,652

Total	19,054,285

(b)       Purchase Commitments

As of December 31, 2016, the Group’s commitments related to leasehold improvements and installation of equipment for hotel operations was RMB43,139, which is expected to be incurred within one year.

(c)       Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of our business. As of December 31, 2016, the Group had several cases outstanding, including lease contract terminations and disputes, and construction contract disputes. The Group believed it is probable that settlement liabilities will be involved, and therefore accrued contingencies of RMB66,234 in other operating expense based on the terms of contract, laws and regulations and latest negotiation result. The Group does not believe that any other currently pending legal or administrative proceeding to which the Group is a party will have a material adverse effect on the financial statements.